12. BORROWINGS, FINANCING AND DEBENTURES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borrowings Financing And Debentures Details Narrative Abstract
Accrued commision on risk assumption	R$ 38,134	R$ 30,843